Income Taxes - Changes in Deferred Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [line items]
Beginning balance	$ (167.0)	$ (322.5)	$ (408.2)
Temporary differences	62.3	55.0	(44.8)
Tax loss carryforwards	84.1	(15.5)	9.5
Functional currency effect of the non-monetary assets	(242.5)	112.3	100.3
Gains not realized	5.4	12.2	6.1
Effect of differences in fixed asset	(16.0)	(16.1)	(17.6)
Derivatives / Hedge Accounting	1.3	0.2	1.3
Differences between basis: account x tax	(3.9)	7.4	30.9
Ending balance	(276.3)	(167.0)	(322.5)
From the statement of income [member]
Disclosure of income taxes [line items]
Beginning balance	(219.5)	(372.1)	(458.9)
Temporary differences	62.3	55.0	(44.8)
Tax loss carryforwards	84.1	(15.5)	9.5
Functional currency effect of the non-monetary assets	(242.5)	112.3	100.3
Gains not realized	5.4	12.2	6.1
Effect of differences in fixed asset	(16.0)	(16.1)	(17.6)
Derivatives / Hedge Accounting	(4.7)	0.2	1.3
Differences between basis: account x tax	(0.6)	4.5	32.0
Ending balance	(331.5)	(219.5)	(372.1)
Other comprehensive income [member]
Disclosure of income taxes [line items]
Beginning balance	52.5	49.6	50.7
Derivatives / Hedge Accounting	6.0
Differences between basis: account x tax	(3.3)	2.9	(1.1)
Ending balance	$ 55.2	$ 52.5	$ 49.6